9. Direct taxes and contributions recoverable	12 Months Ended
Dec. 31, 2017
Direct Taxes And Contributions Recoverable
Direct taxes and contributions recoverable

	2017	2016

Income tax (“IR”) and social contribution (“CS”) (i)	434,823	431,005
PIS/COFINS (ii)	53,509	52,879
Other	44,211	51,820
	532,543	535,704

Current portion	(323,040)	(334,806)
Non-current portion	209,503	200,898

(i)            The amounts of income and social contribution taxes refer to prepayments over the year.

(ii)           The PIS/COFINS amounts recoverable refer to: (i) credits arising from a lawsuit with a final decision favorable to the Company regarding the unconstitutionality of broadening the calculation base for these contributions under Law 9718/98; and (ii) credits calculated on goods and services used as inputs in its industrial process, in accordance with the applicable legislation.